united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 866-447-4228

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Empiric 2500 Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2017
Shares		Fair Value
	COMMON STOCK - 100.2%
	AEROSPACE DEFENSE - 0.7%
5,782	Aerojet Rocketdyne Holdings, Inc. *	$180,398

	AGRICULTURE - 0.8%
9,594	Turning Point Brands, Inc.	202,721

	AUTO PARTS & EQUIPMENT - 0.8%
4,725	Allison Transmission Holdings, Inc.	203,506

	BIOTECHNOLOGY - 6.4%
6,806	Arena Pharmaceuticals, Inc. *	231,200
2,897	Bioverativ, Inc. *	156,206
1,751	Cambrex Corp. *	84,048
1,497	Charles River Laboratories International, Inc. *	163,847
12,191	Cytokinetics, Inc. *	99,357
13,716	Halozyme Therapeutics, Inc. *	277,886
11,802	Innoviva, Inc. *	167,470
2,832	Ionis Pharmaceuticals, Inc. *	142,450
2,370	Ligand Pharmaceuticals, Inc. *	324,524
		1,646,988
	BUILDING MATERIALS - 6.8%
3,199	American Woodmark Corp. *	416,670
9,628	Builders FirstSource, Inc. *	209,794
9,892	Continental Building Products, Inc. *	278,460
4,864	Patrick Industries, Inc. *	337,805
10,223	Ply Gem Holdings, Inc. *	189,126
2,934	Trex Co., Inc. *	318,016
		1,749,871
	CHEMICALS - 3.1%
5,405	A Schulman, Inc.	201,336
3,272	Chemours Co.	163,796
4,570	Koppers Holdings, Inc. *	232,613
4,708	PolyOne Corp.	204,798
		802,543
	COMMERCIAL SERVICES - 15.0%
4,576	AMN Healthcare Services, Inc. *	225,368
7,696	Avis Budget Group, Inc. *	337,700
4,388	Barrett Business Services, Inc.	282,982
4,002	Brink's Co.	314,957
9,339	Cardtronics PLC *	172,958
32,714	CPI Card Group, Inc. (a)	120,062
22,655	Everi Holdings, Inc. *	170,819
6,046	Forrester Research, Inc.	267,233
2,964	INC Research Holdings, Inc. *	129,230
5,494	Insperity, Inc.	315,081

Empiric 2500 Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017
Shares		Fair Value

	COMMERCIAL SERVICES - 15.0% (Cont.)
4,879	Live Nation Entertainment, Inc. *	$207,699
5,261	Medifast, Inc.	367,270
4,148	Robert Half International, Inc.	230,380
5,044	TransUnion *	277,218
4,623	TriNet Group, Inc. *	204,984
1,456	United Rentals, Inc. *	250,301
		3,874,242
	COMPUTERS - 7.0%
6,729	Carbonite, Inc. *	168,898
5,716	CSRA, Inc.	171,023
3,679	EPAM Systems, Inc. *	395,235
2,882	ExlService Holdings, Inc. *	173,929
4,571	MAXIMUS, Inc.	327,192
4,478	NCR Corp. *	152,207
15,076	StarTek, Inc. *	150,308
6,474	TeleTech Holdings, Inc.	260,579
		1,799,371
	DISTRIBUTION/WHOLESALE - 0.8%
5,490	HD Supply Holdings, Inc. *	219,765

	DIVERSIFIED FINANCIAL SERVICES - 4.6%
3,201	Evercore, Inc.	288,090
3,492	LPL Financial Holdings, Inc.	199,533
7,252	Moelis & Co.	351,722
9,509	Silvercrest Asset Management Group, Inc.	152,619
10,215	Virtu Financial, Inc.	186,935
		1,178,899
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.6%
3,551	Energizer Holdings, Inc.	170,377
4,650	Generac Holdings, Inc. *	230,268
		400,645
	ELECTRONICS - 0.7%
4,238	Methode Electronics, Inc.	169,944

	ENERGY-ALTERNATE SOURCES - 0.7%
8,889	TPI Composites, Inc. *	181,869

	ENGINEERING & CONSTRUCTION - 1.1%
2,828	Argan, Inc.	127,260
5,715	Primoris Services Corp.	155,391
		282,651
	ENTERTAINMENT - 2.5%
6,700	Scientific Games Corp. *	343,710
1,394	Vail Resorts, Inc.	296,183
		639,893
	ENVIRONMENTAL CONTROL - 0.7%
7,227	Advanced Disposal Services, Inc.	173,014

Empiric 2500 Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017
Shares		Fair Value

	HEALTHCARE-PRODUCTS - 9.1%
1,337	Bio-Techne Corp.	$173,208
5,134	Genomic Health, Inc. *	175,583
7,629	Globus Medical, Inc. *	313,552
3,554	Masimo Corp. *	301,379
20,026	MiMedx Group, Inc. *	252,528
4,500	Natus Medical, Inc. *	171,900
6,937	Repligen Corp. *	251,674
3,521	ResMed, Inc.	298,193
7,128	Surmodics, Inc. *	199,584
5,108	Varex Imaging Corp. *	205,188
		2,342,789
	HEALTHCARE- SERVICES - 0.8%
4,349	Encompass Health Corp. *	214,884

	HOME FURNISHINGS - 0.8%
5,474	Sleep Number Corp. *	205,768

	HOUSEHOLD PRODUCTS/WARES - 0.7%
1,538	Spectrum Brands Holdings, Inc.	172,871

	HOUSEWARES - 1.1%
4,203	Toro Co.	274,162

	INSURANCE - 0.8%
8,282	Health Insurance Innovations, Inc. *(a)	206,636

	INTERNET - 6.3%
23,525	Endurance International Group Holdings, Inc.	197,610
3,944	GoDaddy, Inc.	198,304
23,680	Groupon, Inc.	120,768
9,212	Match Group, Inc.	288,428
5,546	Reis, Inc.	114,525
4,788	Shutterstock, Inc.	206,028
692	Stamps.com, Inc.	130,096
10,656	Web.com Group, Inc.	232,301
32,391	Zix Corp.	141,873
		1,629,933
	LEISURE TIME - 1.2%
2,573	Polaris Industries, Inc.	319,026

Empiric 2500 Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017
Shares		Fair Value

	MISCELLANEOUS MANUFACTUR - 3.0%
2,433	Chase Corp.	$293,177
10,092	Harsco Corp. *	188,216
15,211	Myers Industries, Inc.	296,615
		778,008
	OIL & GAS - 0.3%
671	Isramco, Inc. *	70,220

	PACKAGING & CONTAINERS - 2.4%
3,293	Berry Global Group, Inc. *	193,200
2,572	Packaging Corp. of America	310,055
3,596	Silgan Holdings, Inc.	105,686
		608,941
	PHARMACEUTICALS - 6.7%
10,372	Amphastar Pharmaceuticals, Inc. *	199,557
3,491	BioSpecifics Technologies Corp. *	151,265
9,113	Corcept Therapeutics, Inc. *	164,581
12,050	Jounce Therapeutics, Inc. *	153,638
3,520	Nektar Therapeutics *	210,214
3,020	Neurocrine Biosciences, Inc. *	234,322
7,010	Supernus Pharmaceuticals, Inc. *	279,349
4,606	USANA Health Sciences, Inc. *	341,074
		1,734,000
	REAL ESTATE - 0.8%
3,440	RMR Group, Inc.	203,992

	RETAIL - 5.6%
5,611	BJ's Restaurants, Inc.	204,240
8,050	Bloomin' Brands, Inc.	171,787
4,073	Cheesecake Factory, Inc.	196,237
3,205	Dave & Buster's Entertainment, Inc. *	176,820
22,531	Francesca's Holdings Corp. *	164,702
6,808	Nordstrom, Inc.	322,563
2,299	RH *	198,197
		1,434,546
	SOFTWARE - 4.9%
7,175	ACI Worldwide, Inc. *	162,657
4,005	Black Knight, Inc. *	176,821
4,708	Envestnet, Inc. *	234,694
2,177	Fair Isaac Corp.	333,516
2,337	j2 Global, Inc.	175,345
1,594	Jack Henry & Associates, Inc.	186,434
		1,269,467
	TELECOMMUNICATIONS - 1.5%
4,539	GTT Communications, Inc.*	213,106
2,303	InterDigital, Inc.	175,373
		388,479

Empiric 2500 Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017
Shares		Fair Value

	TRANSPORTATION - 0.9%
2,160	Landstar System, Inc.	$224,856

	TOTAL COMMON STOCK (Cost $20,482,485)	25,784,898

	SHORT-TERM INVESTMENT - 1.00%
	INVESTEMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 1.0%
257,593	Fidelity Investment Money Market Fund - Institutional Class, 1.14% (b)(c)	257,593

	MONEY MARKET FUND - 0.0%
296	Fidelity Investment Money Market Fund - Institutional Class, 1.14% (c)	296

	TOTAL SHORT-TERM INVESTMENT (Cost $257,889)	257,889

	TOTAL INVESTMENTS - 101.2% (Cost $20,740,374)	$26,042,787
	LIABILITIES IN EXCESS OF OTHER ASSETS- NET - (1.2) %	(304,079)
	TOTAL NET ASSETS - 100.0%	$25,738,708

* Non-Income producing security.
(a) All or a portion of the security is out on loan at December 31, 2017. Total loaned securities had a market value of $257,516 at December 31, 2017.
(b) All or a portion of the security is segregated as collateral for securities on loan at December 31, 2017. Total collateral had a market value of $257,593 at December 31, 2017.
(c) Money market fund; interest rate reflects the seven-day effective yield on December 31, 2017.
(d) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $20,784,481 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$5,623,176
	Unrealized depreciation:	(364,870)
	Net unrealized appreciation:	$5,258,306

Empiric 2500 Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded funds purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Empiric 2500 Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2017, for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$25,784,898	$-	$-	$25,784,898
Investment Purchased As Securities Lending Collateral	257,593	-	-	257,593
Money Market Fund	296	-	-	296
Total	$26,042,787	$-	$-	$26,042,787

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Security Loans – The Fund has entered into a securities lending agreement with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Fund receives compensation in the form of fees, or retain a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the market value of the collateral falls below 102% of market value plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the borrowers to bring the collateralization back to 102%.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, Principal Executive Officer/President

Date 2/26/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, Principal Executive Officer/President

Date 2/26/2018

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 2/26/2018